SHARE-BASED PAYMENTS, Summary of Securities Granted as Share-Based Payments (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares
Number of Outstanding Instruments [Roll Forward]
Outstanding at beginning of period (in shares)	0	54,749,214
Outstanding at end of year/period (in shares)	54,749,214	52,044,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0	$ 0.19
Outstanding at end of year/period (in dollars per share) | $ / shares	$ 0.19	$ 0.12
Listed options [Member]
Number of Outstanding Instruments [Roll Forward]
Recognition of legal acquirer (in shares)	15,693,334	0
Options granted during the year/period (in shares)	0	0
Options exercised during the year/period (in shares)	(3,069,120)	(12,606,704)
Options expired during the year/period (in shares)	0	(17,510)
Weighted Average Exercise Price [Roll Forward]
Recognition of legal acquirer (in dollars per share) | $ / shares	$ 0.20	$ 0
Options exercised during the year/period (in dollars per share) | $ / shares	(0.20)	(0.20)
Options expired during the year/period (in dollars per share) | $ / shares	$ 0	$ (0.20)
Options [Member]
Number of Outstanding Instruments [Roll Forward]
Recognition of legal acquirer (in shares)	5,000,000	0
Options granted to vendors of legal acquiree (in shares)	13,000,000	0
Options granted during the year/period (in shares)	9,150,000	600,000
Options exercised during the year/period (in shares)	(1,350,000)	(2,576,000)
Options expired during the year/period (in shares)		0
Weighted Average Exercise Price [Roll Forward]
Recognition of legal acquirer (in dollars per share) | $ / shares	$ 0.20	$ 0
Options granted to vendors of legal acquiree (in dollars per share) | $ / shares	0.20	0
Options granted during the year/period (in dollars per share) | $ / shares	0.31	1.33
Options exercised during the year/period (in dollars per share) | $ / shares	$ (0.24)	$ (0.22)
Rights [Member]
Number of Outstanding Instruments [Roll Forward]
Recognition of legal acquirer (in shares)	2,000,000	0
Rights/RSUs granted during the year/period (in shares)	16,325,000	11,295,000
Rights converted during the year/period (in shares)	(2,000,000)	0
Weighted Average Exercise Price [Roll Forward]
Recognition of legal acquirer (in dollars per share) | $ / shares	$ 0	$ 0
Rights/RSUs granted during the year/period (in dollars per share) | $ / shares	0	0
Rights converted during the year/period (in dollars per share) | $ / shares	$ 0	$ 0
RSUs [Member]
Number of Outstanding Instruments [Roll Forward]
Rights/RSUs granted during the year/period (in shares)	0	600,000
Rights converted during the year/period (in shares)	0	0
Weighted Average Exercise Price [Roll Forward]
Rights/RSUs granted during the year/period (in dollars per share) | $ / shares	$ 0	$ 0